ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Voyage expenses	$ 20,918	$ 13,527
Ship operating expenses	6,758	6,869
Administrative expenses	1,867	1,355
Interest expense	6,297	2,003
Taxes	739	1,671
Drydocking expenses	1,989	0
Other	241	734
Accrued expenses	$ 38,809	$ 26,159